Contingent liabilities and commitments - Schedule of Commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Commitments
Documentary credits and other short-term trade-related transactions	£ 1
Forward asset purchases and forward deposits placed	184	£ 384
Total commitments	135,534	129,809
Not later than one year [member]
Commitments
Total commitments	98,465	93,039
Later than one year [member]
Commitments
Total commitments	(36,884)	(36,386)
Mortgages | Not later than one year [member]
Commitments
Total commitments	12,814	11,156
Other | Not later than one year [member]
Commitments
Total commitments	85,651	81,883
Irrevocable Loan Commitments
Commitments
Total commitments	£ 64,864	£ 60,126